Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Jan. 31, 2016
Debt Instrument [Line Items]
Schedule of Short-term Debt [Table Text Block]
The following table includes additional information related to the Company's short-term borrowings for fiscal 2016, 2015 and 2014:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Maximum amount outstanding at any month-end	$10,551	$11,581	$13,318
Average daily short-term borrowings	4,536	7,009	8,971
Weighted-average interest rate	1.5%	0.5%	0.1%

Schedule of Line of Credit Facilities [Table Text Block]
The committed lines of credit are summarized in the following table:

	Fiscal Years Ended January 31,
	2016			2015
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$6,000	$—	$6,000	$6,000	$—	$6,000
364-day revolving credit facility(1)	9,000	—	9,000	9,000	—	9,000
Total	$15,000	$—	$15,000	$15,000	$—	$15,000

Schedule of Long-term Debt Instruments
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2016		January 31, 2015
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2017 - 2045	$32,500	4.5%	$36,000	4.3%
Variable	2019	500	5.3%	500	5.4%
Total U.S. dollar denominated		33,000		36,500
Fixed	2023 - 2030	2,708	3.3%	2,821	3.3%
Variable		—		—
Total Euro denominated		2,708		2,821
Fixed	2031 - 2039	4,985	5.3%	5,271	5.3%
Variable		—		—
Total Sterling denominated		4,985		5,271
Fixed	2021	83	1.6%	596	1.0%
Variable		—		255	0.6%
Total Yen denominated		83		851
Total unsecured debt		40,776		45,443
Total other debt (in USD)(2)		183		237
Total debt		40,959		45,680
Less amounts due within one year		(2,745)		(4,791)
Long-term debt		$38,214		$40,889

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2016 and 2015 includes secured debt in the amount of $131 million and $139 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $13 million and $19 million, respectively.

Schedule of Maturities of Long-term Debt
Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturities
2017	$2,745
2018	1,519
2019	3,497
2020	498
2021	3,352
Thereafter	29,348
Total	$40,959

Schedule of Fiscal Year 2015 Debt Issuances [Table Text Block]
Information on significant long-term debt issued during fiscal 2015 is as follows:

(Amounts in millions)
Issue Date	Principal Amount	Maturity Date	Fixed vs. Floating	Interest Rate	Proceeds
April 8, 2014	850 Euro	April 8, 2022	Fixed	1.900%	$1,161
April 8, 2014	650 Euro	April 8, 2026	Fixed	2.550%	885
April 22, 2014	500 USD	April 21, 2017	Fixed	1.000%	499
April 22, 2014	1,000 USD	April 22, 2024	Fixed	3.300%	992
April 22, 2014	1,000 USD	April 22, 2044	Fixed	4.300%	985
October 22, 2014	500 USD	April 22, 2024	Fixed	3.300%	508
Total					$5,030

Schedule of Fiscal 2016 and 2015 Debt Maturities [Table Text Block]
During fiscal 2016, the following long-term debt matured and was repaid:

(Amounts in millions)
Maturity Date	Principal Amount	Fixed vs. Floating	Interest Rate	Repayment
April 1, 2015	750 USD	Fixed	2.875%	$750
July 1, 2015	750 USD	Fixed	4.500%	750
July 8, 2015	750 USD	Fixed	2.250%	750
July 28, 2015	30,000 JPY	Floating	Floating	243
July 28, 2015	60,000 JPY	Fixed	0.940%	487
October 25, 2015	1,250 USD	Fixed	1.500%	1,250
				$4,230

During fiscal 2015, the following long-term debt matured and was repaid:

(Amounts in millions)
Maturity Date	Principal Amount	Fixed vs. Floating	Interest Rate	Repayment
February 3, 2014	500 USD	Fixed	3.000%	$500
April 15, 2014	1,000 USD	Fixed	1.625%	1,000
May 15, 2014	1,000 USD	Fixed	3.200%	1,000
August 6, 2014	83,100 JPY	Fixed	1.490%	810
August 6, 2014	16,900 JPY	Floating	Floating	165
				$3,475